Rule 497(e)
                                      Registration Nos. 333-171759 and 811-22519


                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                                 (the "Trust")

               FIRST TRUST ASIA PACIFIC EX JAPAN ALPHADEX(R) FUND
              FIRST TRUST DEVELOPED MARKETS EX US ALPHADEX(R) FUND
         FIRST TRUST DEVELOPED MARKETS EX US SMALL CAP ALPHADEX(R) FUND
                 FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
            FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
                      FIRST TRUST EUROPE ALPHADEX(R) FUND
                   FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
                 (each a "Fund" and collectively, the "Funds")

              SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 13, 2015
                                      AND
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 13, 2015


                              DATED MARCH 18, 2016


            Notwithstanding anything to the contrary in the Funds' Prospectus or Statement of Additional Information, Chris A. Peterson, CFA, Senior Vice President of First Trust Advisors L.P. ("First Trust"), is now a member of each Fund's Investment Committee, and will serve as a member of each Fund's portfolio management team beginning on or about March 18, 2016.

            Chris A. Peterson, CFA, is a Senior Vice President and head of First Trust's strategy research group. He joined First Trust in January of 2000. Mr. Peterson is responsible for developing and implementing quantitative equity investment strategies. Mr. Peterson received his B.S. in Finance from Bradley University in 1997 and his M.B.A. from the University of Chicago Booth School of Business in 2005. He has over 18 years of financial services industry experience and is a recipient of the Chartered Financial Analyst designation.

            As of February 29, 2016, Chris A. Peterson managed the investment vehicles with the number of accounts and assets set forth in the table below:

                                                   OTHER
                          REGISTERED               POOLED
                          INVESTMENT             INVESTMENT             OTHER
                          COMPANIES               VEHICLES            ACCOUNTS
                          NUMBER OF              NUMBER OF            NUMBER OF
                           ACCOUNTS               ACCOUNTS            ACCOUNTS
PORTFOLIO MANAGER         ($ ASSETS)             ($ ASSETS)          ($ ASSETS)


Chris A. Peterson            N/A                    N/A                  N/A


           PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE